UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

                               The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 9.4% compared with an increase of 9.3% for the Standard & Poor’s (“S&P”) 500 Index. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)						Since
	Six Months	1 Year	5 Year	10 Year	15 Year	Inception (3/3/86)
Class AAA (GABAX)	9.36%	15.05%	11.81%	6.42%	9.10%	11.86%
S&P 500 Index	9.34	17.90	14.63	7.18	8.34	10.35(b)
Dow Jones Industrial Average	9.36	22.07	13.39	7.53	8.42	11.26(b)
Nasdaq Composite Index	14.75	28.37	17.45	10.23	11.22	9.35(b)
Class A (GATAX)	9.38	15.05	11.81	6.42	9.10	11.86
With sales charge (c)	3.09	8.43	10.49	5.79	8.67	11.63
Class C (GATCX)	8.95	14.18	10.98	5.63	8.38	11.50
With contingent deferred sales charge (d)	7.95	13.18	10.98	5.63	8.38	11.50
Class I (GABIX)	9.51	15.33	12.09	6.67	9.28	11.94

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. See page 14 for the expense ratios for the six months ended June 30, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2017 through June 30, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/17	06/30/17	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,093.60	1.36%	$ 7.06
Class A	$1,000.00	$1,093.80	1.36%	$ 7.06
Class C	$1,000.00	$1,089.50	2.11%	$10.93
Class I	$1,000.00	$1,095.10	1.11%	$ 5.77
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.36%	$ 6.80
Class A	$1,000.00	$1,018.05	1.36%	$ 6.80
Class C	$1,000.00	$1,014.33	2.11%	$10.54
Class I	$1,000.00	$1,019.29	1.11%	$ 5.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2017:

The Gabelli Asset Fund

Food and Beverage	13.8%
Financial Services	10.8%
Equipment and Supplies	7.1%
Entertainment	6.3%
Health Care	5.2%
Diversified Industrial	4.8%
Cable and Satellite	4.7%
Consumer Products	4.6%
Machinery	3.5%
Energy and Utilities	3.3%
Business Services	3.2%
Automotive: Parts and Accessories	3.2%
Environmental Services	2.6%
Broadcasting	2.4%
Retail	2.3%
Telecommunications	2.2%
Electronics	2.1%
Consumer Services	2.0%
Metals and Mining	1.7%
Specialty Chemicals	1.7%
Hotels and Gaming	1.6%

Computer Software and Services	1.5%
Aerospace	1.4%
Building and Construction	1.4%
Publishing	1.1%
Wireless Communications	0.9%
Aviation: Parts and Services	0.8%
Automotive	0.8%
Transportation	0.7%
Agriculture	0.4%
Communications Equipment	0.4%
Real Estate Investment Trusts	0.4%
Closed-End Funds	0.3%
Real Estate	0.3%
Manufactured Housing and Recreational Vehicles	0.2%
Computer Hardware	0.1%
Airlines	0.0%*
Other Assets and Liabilities (Net)	0.2%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS — 99.5%
	Aerospace — 1.4%
525,000	Aerojet Rocketdyne Holdings Inc.†	$1,597,609	$10,920,000
5,000	Lockheed Martin Corp.	147,750	1,388,050
6,000	Northrop Grumman Corp.	268,238	1,540,260
1,866,100	Rolls-Royce Holdings plc	13,882,585	21,655,879
132,493,100	Rolls-Royce Holdings plc, Cl. C†	170,267	172,566
7,500	The Boeing Co.	488,733	1,483,125

		16,555,182	37,159,880

	Agriculture — 0.4%
220,000	Archer Daniels Midland Co.	2,515,131	9,103,600
13,000	Monsanto Co.	115,854	1,538,680
6,500	Potash Corp. of Saskatchewan Inc.	29,744	105,950
25,000	The Mosaic Co.	438,682	570,750

		3,099,411	11,318,980

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	1,464	150,000

	Automotive — 0.8%
5,500	Ferrari NV	228,323	473,110
50,000	General Motors Co.	1,587,900	1,746,500
420,000	Navistar International Corp.†	7,723,551	11,016,600
91,500	PACCAR Inc.	468,321	6,042,660
3,000	Volkswagen AG	119,556	465,142

		10,127,651	19,744,012

	Automotive: Parts and Accessories — 3.2%
142,000	BorgWarner Inc.	602,413	6,015,120
175,000	Brembo SpA	347,433	2,560,420
481,000	Dana Inc.	5,573,745	10,740,730
440,000	Genuine Parts Co.	10,603,845	40,814,400
74,000	Modine Manufacturing Co.†	684,845	1,224,700
44,200	O’Reilly Automotive Inc.†	1,289,071	9,668,308
30,000	Standard Motor Products Inc.	246,597	1,566,600
75,000	Superior Industries International Inc.	1,183,540	1,541,250
85,000	Tenneco Inc.	2,519,000	4,915,550
45,000	Visteon Corp.†	4,403,885	4,592,700

		27,454,374	83,639,778

	Aviation: Parts and Services — 0.8%
5,000	Arconic Inc.	65,327	113,258
1,850,000	BBA Aviation plc	4,235,403	7,406,939
55,500	Curtiss-Wright Corp.	169,970	5,093,790
112,000	Kaman Corp.	1,635,409	5,585,440
40,000	KLX Inc.†	1,574,270	2,000,000

		7,680,379	20,199,427

			Market
Shares		Cost	Value

	Broadcasting — 2.4%
292,600	CBS Corp., Cl. A, Voting	$3,332,515	$18,963,406
18,000	Cogeco Inc.	342,646	936,922
26,666	Corus Entertainment Inc., New York, Cl. B	43,320	279,966
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	140,147
120,000	ITV plc	412,918	283,519
35,250	Liberty Broadband Corp., Cl. A†	62,878	3,024,098
125,682	Liberty Broadband Corp., Cl. C†	2,113,473	10,902,914
33,000	Liberty Media Corp. - Liberty Formula One, Cl. A†	15,739	1,155,990
71,000	Liberty Media Corp. - Liberty Formula One, Cl. C†	199,635	2,600,020
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	22,830	2,308,900
195,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	92,513	8,131,500
330,000	MSG Networks Inc., Cl. A†	210,020	7,408,500
10,000	Naspers Ltd., Cl. N	393,199	1,945,347
60,000	Pandora Media Inc.†	728,209	535,200
50,000	Sky plc	688,203	647,321
366,000	Television Broadcasts Ltd.	1,680,508	1,378,222
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	706,646
56,000	Tribune Media Co., Cl. A	2,098,400	2,283,120

		13,019,077	63,631,738

	Building and Construction — 1.4%
54,000	Armstrong Flooring Inc.†	977,428	970,380
39,000	Assa Abloy AB, Cl. B	667,259	856,873
145,000	Fortune Brands Home & Security Inc.	1,923,822	9,459,800
99,000	Herc Holdings Inc.†	3,764,312	3,892,680
464,999	Johnson Controls International plc	14,540,602	20,162,370
14,500	Layne Christensen Co.†	148,784	127,455

		22,022,207	35,469,558

	Business Services — 3.2%
15,000	Blucora Inc.†	77,327	318,000
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	972,178	1,091,250
33,000	Ecolab Inc.	261,534	4,380,750
140,000	Fly Leasing Ltd., ADR†	1,860,448	1,883,000
206,000	Gerber Scientific Inc., Escrow†	0	0
55,000	Landauer Inc.	338,519	2,876,500
300,000	Live Nation Entertainment Inc.†	3,186,302	10,455,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
145,000	Macquarie Infrastructure Corp.	$6,915,909	$11,368,000
176,000	Mastercard Inc., Cl. A	686,400	21,375,200
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	171,920
69,000	The Brink’s Co.	1,654,609	4,623,000
775,000	The Interpublic Group of Companies Inc.	6,659,764	19,065,000
24,000	Vectrus Inc.†	116,767	775,680
64,000	Visa Inc., Cl. A	847,361	6,001,920

		23,720,257	84,385,220

	Cable and Satellite — 4.7%
143,000	AMC Networks Inc., Cl. A†	69,252	7,637,630
800	Cable One Inc.	202,908	568,720
10,000	Charter Communications Inc., Cl. A†	1,078,622	3,368,500
471,000	Comcast Corp., Cl. A	4,029,036	18,331,320
327,200	DISH Network Corp., Cl. A†	7,653,829	20,535,072
107,000	EchoStar Corp., Cl. A†	3,255,475	6,494,900
147,900	Liberty Global plc, Cl. A†	525,759	4,750,548
412,000	Liberty Global plc, Cl. C†	4,649,659	12,846,160
23,698	Liberty Global plc LiLAC, Cl. A†	96,138	515,905
49,933	Liberty Global plc LiLAC, Cl. C†	474,211	1,069,066
610,000	Rogers Communications Inc., New York, Cl. B	3,147,857	28,798,100
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,361,582
165,000	Scripps Networks Interactive Inc., Cl. A	5,445,248	11,271,150
118,000	Shaw Communications Inc., New York, Cl. B	228,530	2,571,220
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,617,829
5,000	WideOpenWest Inc.†	85,000	87,000

		31,336,297	123,824,702

	Communications Equipment — 0.4%
190,000	Corning Inc.	941,906	5,709,500
51,000	Harris Corp.	4,058,304	5,563,080

		5,000,210	11,272,580

	Computer Hardware — 0.1%
10,000	Apple Inc.	954,974	1,440,200

	Computer Software and Services — 1.5%
5,500	Alphabet Inc., Cl. C†	2,918,679	4,998,015
6,400	CommerceHub Inc., Cl. A†	10,400	111,488
20,400	CommerceHub Inc., Cl. C†	57,662	355,776
114,000	Diebold Nixdorf Inc.	3,317,841	3,192,000

			Market
Shares		Cost	Value

53,000	Donnelley Financial Solutions, Inc.†	$1,128,646	$1,216,880
35,000	DST Systems Inc.	1,232,616	2,159,500
160,000	eBay Inc.†	3,271,276	5,587,200
50,000	Fidelity National Information Services Inc.	941,346	4,270,000
293,000	Hewlett Packard Enterprise Co.	3,628,558	4,860,870
265,000	Internap Corp.†	1,053,870	972,550
5,000	Microsoft Corp.	158,896	344,650
7,992	NetScout Systems Inc.†	29,395	274,925
60,000	Rockwell Automation Inc.	1,793,380	9,717,600

		19,542,565	38,061,454

	Consumer Products — 4.6%
30,000	Brunswick Corp.	735,843	1,881,900
11,000	Christian Dior SE	307,335	3,145,316
73,000	Church & Dwight Co. Inc.	112,943	3,787,240
17,000	Coty Inc., Cl. A	261,764	318,920
420,000	Edgewell Personal Care Co.†	21,342,828	31,928,400
250,000	Energizer Holdings Inc.	3,617,777	12,005,000
10,000	Essity AB, Cl. A†	134,075	273,956
42,000	Essity AB, Cl. B†	471,357	1,149,121
3,400	Givaudan SA	1,182,809	6,800,709
30,000	Harley-Davidson Inc.	75,562	1,620,600
2,000	Hermes International	694,184	988,304
6,000	National Presto Industries Inc.	175,817	663,000
47,000	Reckitt Benckiser Group plc	1,490,918	4,765,011
100,000	Sally Beauty Holdings Inc.†	800,712	2,025,000
10,000	Svenska Cellulosa AB, Cl. A	35,640	86,650
42,000	Svenska Cellulosa AB, Cl. B	117,839	317,815
996,400	Swedish Match AB	10,611,924	35,091,087
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	383,920
120,000	The Procter & Gamble Co.	3,986,277	10,458,000
40,000	Unilever plc, ADR	1,270,451	2,164,800
35,000	Wolverine World Wide Inc.	162,769	980,350

		47,769,819	120,835,099

	Consumer Services — 2.0%
5,000	Allegion plc	50,325	405,600
98,000	IAC/InterActiveCorp.†	1,057,578	10,117,520
22,500	Liberty Expedia Holdings Inc., Cl. A†	110,878	1,215,450
450,600	Liberty Interactive Corp. QVC Group, Cl. A†	2,805,877	11,057,724
30,000	Liberty TripAdvisor Holdings Inc., Cl. A†	180,104	348,000
64,800	Liberty Ventures, Cl. A†	676,280	3,388,392
648,650	Rollins Inc.	1,422,926	26,406,542

		6,303,968	52,939,228

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 4.8%
500	Acuity Brands Inc.	$5,901	$101,640
5,000	Anixter International Inc.†	45,044	391,000
338,700	Crane Co.	5,383,313	26,886,006
100,000	Eaton Corp. plc	4,711,935	7,783,000
136,000	Greif Inc., Cl. A	3,098,343	7,586,080
275,000	Honeywell International Inc.	7,783,290	36,654,750
36,000	HRG Group Inc.†	516,887	637,560
24,000	Ingersoll-Rand plc	355,983	2,193,360
250,000	ITT Inc.	2,196,124	10,045,000
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,926,000
124,000	Jardine Strategic Holdings Ltd.	2,937,194	5,169,560
100,000	Katy Industries Inc.†	65,259	4,200
252,000	Myers Industries Inc.	1,629,926	4,523,400
30,000	Pentair plc.	1,039,405	1,996,200
12,000	Sulzer AG.	1,105,559	1,360,309
185,000	Textron Inc.	2,513,177	8,713,500
330,000	Toray Industries Inc.	2,377,515	2,758,826
230,000	Trinity Industries Inc.	1,242,169	6,446,900
4,000	Waters Corp.†	299,744	735,360

		38,864,669	125,912,651

	Electronics — 2.1%
130,000	Cypress Semiconductor Corp.	1,140,149	1,774,500
2,335	Fortive Corp.	9,897	147,922
8,000	Kyocera Corp., ADR	111,725	466,160
1,500	Mettler-Toledo International Inc.†	212,220	882,810
2,200	Samsung Electronics Co. Ltd., GDR†	401,884	2,277,000
910,000	Sony Corp., ADR	18,049,226	34,752,900
40,000	TE Connectivity Ltd.	1,041,037	3,147,200
110,000	Texas Instruments Inc.	2,632,733	8,462,300
25,000	Thermo Fisher Scientific Inc.	3,077,408	4,361,750

		26,676,279	56,272,542

	Energy and Utilities — 3.3%
11,000	Anadarko Petroleum Corp.	652,895	498,740
9,000	Baker Hughes Inc.	533,222	490,590
120,000	BP plc, ADR	3,070,608	4,158,000
106,000	Chevron Corp.	3,477,443	11,058,980
162,000	ConocoPhillips	3,355,508	7,121,520
50,000	CONSOL Energy Inc.†	513,581	747,000
113,000	Devon Energy Corp.	1,571,968	3,612,610
4,000	Edison International	68,000	312,760
204,000	El Paso Electric Co.	2,524,129	10,546,800
34,500	Enbridge Inc.	793,780	1,373,445
90,000	EOG Resources Inc.	206,089	8,146,800
75,000	Exxon Mobil Corp.	1,097,138	6,054,750
130,000	GenOn Energy Inc., Escrow†	0	0

			Market
Shares		Cost	Value

167,000	Halliburton Co.	$5,447,125	$7,132,570
65,000	Kinder Morgan Inc.	1,263,191	1,245,400
13,000	Marathon Petroleum Corp.	625,725	680,290
244,000	National Fuel Gas Co.	11,965,405	13,624,960
56,400	Oceaneering International Inc.	1,485,871	1,288,176
5,000	Phillips 66	189,129	413,450
40,000	Rowan Companies plc, Cl. A†	1,391,205	409,600
53,000	Southwest Gas Holdings Inc .	914,983	3,872,180
95,000	The AES Corp.	304,950	1,055,450
10,000	Wartsila OYJ Abp	516,269	591,064
190,000	Weatherford International plc†	2,018,607	735,300

		43,986,821	85,170,435

	Entertainment — 6.3%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	5,049,765
515,000	Discovery Communications Inc., Cl. C†	2,243,552	12,983,150
702,000	Grupo Televisa SAB, ADR	7,651,480	17,107,740
19,000	International Game Technology plc	341,792	347,700
19,000	Liberty Media Corp. - Liberty Braves, Cl. A†	97,219	453,910
112,271	Liberty Media Corp. - Liberty Braves, Cl. C†	1,408,802	2,691,136
70,121	Lions Gate Entertainment Corp., Cl. B†	1,830,152	1,842,774
137,333	The Madison Square Garden Co, Cl. A†	1,243,695	27,040,868
175,000	Time Warner Inc.	4,060,989	17,571,750
2,060,000	Twenty-First Century Fox Inc., Cl. A	13,282,399	58,380,400
90,000	Twenty-First Century Fox Inc., Cl. B	2,097,758	2,508,300
435,500	Viacom Inc., Cl. A	13,189,852	16,570,775
25,000	Viacom Inc., Cl. B	1,051,735	839,250
50,000	Vivendi SA	1,170,712	1,113,027

		50,707,656	164,500,545

	Environmental Services — 2.6%
605,000	Republic Services Inc.	7,650,468	38,556,650
3,000	Stericycle Inc.†	245,578	228,960
87,000	Waste Connections Inc.	3,055,362	5,604,540
320,000	Waste Management Inc.	5,410,107	23,472,000

		16,361,515	67,862,150

	Equipment and Supplies — 7.1%
750,000	AMETEK Inc.	1,168,241	45,427,500
12,000	Amphenol Corp., Cl. A	23,162	885,840
10,000	AZZ Inc.	370,300	558,000
91,000	CIRCOR International Inc.	853,326	5,403,580
110,000	Crown Holdings Inc.†	495,913	6,562,600

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
159,000	CTS Corp.	$917,800	$3,434,400
4,670	Danaher Corp.	31,340	394,101
542,900	Donaldson Co. Inc.	1,003,736	24,723,666
540,000	Flowserve Corp.	2,395,654	25,072,200
54,000	Graco Inc.	2,738,102	5,901,120
242,400	IDEX Corp.	888,201	27,393,624
75,000	Interpump Group SpA	294,756	2,050,734
16,000	Lawson Products Inc.†	267,152	354,400
130,000	Mueller Industries Inc.	3,471,364	3,958,500
180,000	Sealed Air Corp.	3,933,222	8,056,800
93,000	The Manitowoc Co. Inc.†	52,334	558,930
50,000	The Timken Co.	1,857,522	2,312,500
20,000	The Toro Co.	345,464	1,385,800
75,000	The Weir Group plc	315,592	1,690,914
23,000	Valmont Industries Inc.	185,678	3,440,800
239,000	Watts Water Technologies Inc., Cl. A	2,759,041	15,104,800

		24,367,900	184,670,809

	Financial Services — 10.8%
13,400	Alleghany Corp.†	2,135,954	7,970,320
70,000	AllianceBernstein Holding LP	877,518	1,655,500
408,600	American Express Co.	11,037,722	34,420,464
3,400	Ameriprise Financial Inc.	108,683	432,786
32,000	Argo Group International Holdings Ltd.	833,710	1,939,200
60,000	Bank of America Corp.	565,016	1,455,600
160	Berkshire Hathaway Inc., Cl. A†	484,040	40,752,000
5,700	BKF Capital Group Inc.†	153,417	43,177
65,000	Citigroup Inc.	2,290,500	4,347,200
100,000	GAM Holding AG	1,269,259	1,340,077
215,000	H&R Block Inc.	3,759,332	6,645,650
50,000	Interactive Brokers Group Inc., Cl. A	821,025	1,871,000
247,300	JPMorgan Chase & Co.	10,026,920	22,603,220
84,500	Kinnevik AB, Cl. A	1,743,248	2,989,952
109,000	Kinnevik AB, Cl. B	2,937,752	3,336,748
186,500	KKR & Co. LP	2,763,988	3,468,900
226,000	Legg Mason Inc.	4,971,406	8,624,160
3,500	LendingTree Inc.†	27,749	602,700
35,000	Leucadia National Corp.	324,217	915,600
40,000	Loews Corp.	1,577,090	1,872,400
39,000	M&T Bank Corp.	2,750,938	6,316,050
108,000	Marsh & McLennan Companies Inc.	3,082,858	8,419,680
133,000	PayPal Holdings Inc.†	4,316,861	7,138,110
28,500	Popular Inc.	548,132	1,188,735
134,200	State Street Corp.	3,337,808	12,041,766
20,000	SunTrust Banks Inc.	424,879	1,134,400
50,000	T. Rowe Price Group Inc.	954,520	3,710,500

			Market
Shares		Cost	Value

666,900	The Bank of New York Mellon Corp.	$19,020,332	$34,025,238
55,000	The Blackstone Group LP	692,464	1,834,250
13,500	The Goldman Sachs Group Inc.	1,573,808	2,995,650
105,000	The Hartford Financial Services Group Inc.	3,311,589	5,519,850
135,000	The PNC Financial Services Group Inc.	7,743,889	16,857,450
10,000	Value Line Inc.	137,382	183,000
12,000	W. R. Berkley Corp.	434,492	830,040
140,000	Waddell & Reed Financial Inc., Cl. A	2,757,354	2,643,200
528,000	Wells Fargo & Co.	16,031,573	29,256,480

		115,827,425	281,381,053

	Food and Beverage — 13.8%
929,900	Brown-Forman Corp., Cl. A	5,306,429	45,844,070
146,500	Brown-Forman Corp., Cl. B	1,073,420	7,119,900
46,000	Campbell Soup Co.	1,336,867	2,398,900
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,567,733
35,000	Chr. Hansen Holding A/S	1,502,296	2,545,562
25,000	Coca-Cola European Partners plc.	489,112	1,016,750
16,500	Coca-Cola HBC AG	231,193	485,256
357,000	Conagra Brands Inc.	8,918,508	12,766,320
31,000	Constellation Brands Inc., Cl. A	745,515	6,005,630
22,000	Core-Mark Holding Co. Inc.	254,975	727,320
40,000	Crimson Wine Group Ltd.†	315,347	428,400
225,000	Danone SA	10,381,351	16,912,134
876,200	Davide Campari-Milano SpA	2,856,504	6,174,651
296,000	Diageo plc, ADR	10,884,642	35,469,680
64,000	Dr Pepper Snapple Group Inc.	1,227,565	5,831,040
80,000	Farmer Brothers Co.†	983,002	2,420,000
310,000	Flowers Foods Inc.	544,307	5,366,100
40,000	Fomento Economico Mexicano SAB de CV, ADR	1,367,763	3,933,600
472,000	General Mills Inc.	8,795,532	26,148,800
2,000,000	Grupo Bimbo SAB de CV, Cl. A	840,679	5,040,568
10,000	Heineken Holding NV	407,450	916,577
86,500	Heineken NV	3,933,214	8,410,518
20,000	Heineken NV, ADR	481,150	974,500
2,000	Ingredion Inc.	24,050	238,420
160,000	ITO EN Ltd.	3,457,147	5,832,407
11,000	John Bean Technologies Corp.	172,494	1,078,000
80,000	Kellogg Co.	3,827,964	5,556,800
74,300	Kerry Group plc, Cl. A	971,930	6,397,740
440,000	Kikkoman Corp.	5,028,091	14,044,010
135,000	Lamb Weston Holdings Inc.	3,022,124	5,945,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
19,800	LVMH Moet Hennessy Louis Vuitton SE	$701,482	$4,936,770
152,000	Maple Leaf Foods Inc.	2,766,708	3,837,508
25,000	MEIJI Holdings Co. Ltd.	551,956	2,024,894
430,000	Mondelēz International Inc., Cl. A	10,150,501	18,571,700
245,000	Morinaga Milk Industry Co. Ltd.	909,693	1,864,592
1,000	National Beverage Corp.	83,661	93,560
63,000	Nestlé SA	3,951,991	5,482,689
152,000	Nissin Foods Holdings Co. Ltd.	5,175,696	9,486,908
240,000	Parmalat SpA	675,234	830,573
98,000	PepsiCo Inc.	3,472,151	11,318,020
68,000	Pernod Ricard SA	6,062,771	9,106,380
130,000	Post Holdings Inc.†	3,264,090	10,094,500
93,000	Remy Cointreau SA	5,655,846	10,861,011
110,000	Snyder’s-Lance Inc.	2,651,052	3,808,200
17,000	Suntory Beverage & Food Ltd.	541,830	788,975
13,000	The Kraft Heinz Co.	844,326	1,113,320
66,000	The Coca-Cola Co.	1,452,913	2,960,100
34,000	The Hain Celestial Group Inc.†	267,614	1,319,880
21,000	The J.M. Smucker Co.	729,807	2,484,930
375,000	Tingyi (Cayman Islands) Holding Corp.	905,838	444,768
156,000	Tootsie Roll Industries Inc.	1,416,202	5,436,600
5,000	Tyson Foods Inc., Cl. A	39,954	313,150
94,000	United Natural Foods Inc.†	3,579,457	3,449,800
180,300	Yakult Honsha Co. Ltd.	4,464,749	12,263,125

		140,887,279	360,488,739

	Health Care — 5.2%
85,000	Akorn Inc.†	2,638,624	2,850,900
170,000	Alere Inc.†	6,248,017	8,532,300
30,500	Allergan plc	4,525,694	7,414,245
17,000	AmerisourceBergen Corp.	673,233	1,607,010
38,000	Amgen Inc.	739,117	6,544,740
20,000	AngioDynamics Inc.†	200,704	324,200
55,372	Baxter International Inc.	1,563,995	3,352,221
7,500	Becton, Dickinson and Co.	754,832	1,463,325
11,000	Biogen Inc.†	70,260	2,984,960
4,800	Bio-Rad Laboratories Inc., Cl. A†	469,021	1,086,288
545,000	BioScrip Inc.†	1,853,603	1,479,675
5,000	Bioverativ Inc.†	5,527	300,850
75,000	Boston Scientific Corp.†	521,000	2,079,000
125,000	Bristol-Myers Squibb Co.	3,218,850	6,965,000
58,000	Chemed Corp.	2,999,822	11,862,740
10,000	Cigna Corp.	511,183	1,673,900
26,000	CONMED Corp.	523,478	1,324,440

			Market
Shares		Cost	Value

45,000	DaVita Inc.†	$2,661,123	$2,914,200
28,000	Eli Lilly & Co.	985,188	2,304,400
70,000	Endo International plc†	1,421,641	781,900
65,000	Envision Healthcare Corp.†	4,156,774	4,073,550
44,000	Exactech Inc.†	671,660	1,311,200
20,000	Express Scripts Holding Co.†	1,340,716	1,276,800
20,000	Gerresheimer AG	1,276,756	1,608,836
50,000	HCA Healthcare Inc.†	3,233,450	4,360,000
28,200	Henry Schein Inc.†	801,516	5,161,164
40,000	Indivior plc	25,984	162,911
71,500	Johnson & Johnson	4,485,549	9,458,735
140,000	Kindred Healthcare Inc.	2,664,148	1,631,000
15,000	McKesson Corp.	1,345,822	2,468,100
15,000	Medtronic plc.	1,106,076	1,331,250
124,500	Merck & Co. Inc.	3,499,931	7,979,205
40,000	Mylan NV†	2,459,434	1,552,800
30,432	Orthofix International NV†	1,015,782	1,414,479
30,000	Owens & Minor Inc.	902,440	965,700
50,000	Patterson Cos., Inc.	1,641,748	2,347,500
44,000	Quidel Corp.†	603,237	1,194,160
400	Regeneron Pharmaceuticals Inc.†	43,670	196,456
75,000	Roche Holding AG, ADR	1,477,507	2,385,000
17,000	Stryker Corp.	849,240	2,359,260
57,396	Tenet Healthcare Corp.†	1,499,509	1,110,039
10,000	UnitedHealth Group Inc.	580,641	1,854,200
20,000	VCA Inc.†	1,257,237	1,846,200
140,000	William Demant Holding A/S†	1,314,346	3,623,461
94,001	Wright Medical Group NV†	1,935,476	2,584,082
22,000	Zimmer Biomet Holdings Inc.	1,604,778	2,824,800
15,000	Zoetis Inc.	682,715	935,700

		75,061,054	135,862,882

	Hotels and Gaming — 1.6%
14,000	Accor SA	433,947	656,315
62,000	Belmond Ltd., Cl. A†	685,388	824,600
10,000	Churchill Downs Inc.	356,062	1,833,000
350,000	Genting Singapore plc	367,220	275,831
36,000	Hyatt Hotels Corp., Cl. A†	1,348,724	2,023,560
88,000	ILG Inc.	559,440	2,419,120
50,000	Las Vegas Sands Corp.	146,017	3,194,500
4,700,000	Mandarin Oriental International Ltd.	8,149,597	9,400,000
387,000	MGM Resorts International	3,971,351	12,109,230
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	3,611,935
52,000	Universal Entertainment Corp.	323,568	1,588,086
10,000	Wyndham Worldwide Corp.	249,886	1,004,100
14,000	Wynn Resorts Ltd.	1,103,588	1,877,680

		20,417,350	40,817,957

	Machinery — 3.5%
121,000	Caterpillar Inc.	796,494	13,002,660

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Machinery (Continued)
1,350,000	CNH Industrial NV	$10,393,651	$15,363,000
218,600	CNH Industrial NV, Borsa ltaliana	2,006,098	2,475,523
242,000	Deere & Co.	1,706,816	29,908,780
50,000	Mueller Water Products Inc., Cl. A	414,557	584,000
93,000	Welbilt Inc.†	175,205	1,753,050
517,000	Xylem Inc.	4,541,060	28,657,310

		20,033,881	91,744,323

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	596,101	4,083,975
20,000	Nobility Homes Inc.	192,816	335,500
32,500	Skyline Corp.†	177,923	195,650

		966,840	4,615,125

	Metals and Mining — 1.7%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,526,720
1,666	Alcoa Corp.	21,765	54,395
234,000	Barrick Gold Corp.	3,615,288	3,722,940
30,000	Cliffs Natural Resources Inc.†	199,316	207,600
90,000	Franco-Nevada Corp.	3,113,147	6,494,400
160,000	Freeport-McMoRan Inc.†	1,924,713	1,921,600
60,000	Kinross Gold Corp.†	376,124	244,200
24,000	New Hope Corp. Ltd.	32,183	28,223
530,000	Newmont Mining Corp.	11,114,733	17,166,700
124,000	Royal Gold Inc.	5,388,241	9,693,080
52,609	TimkenSteel Corp.†	633,484	808,600
180,000	Turquoise Hill Resources Ltd.†	617,436	477,000
84,000	Wheaton Precious Metals Corp.	1,589,928	1,670,760

		30,447,778	45,016,218

	Publishing — 1.1%
900	Graham Holdings Co., Cl. B	386,651	539,685
53,000	Meredith Corp.	1,105,098	3,150,850
128,000	News Corp., Cl. A	638,332	1,753,600
94,000	News Corp., Cl. B	1,291,208	1,330,100
125,000	S&P Global Inc.	990,191	18,248,750
215,000	The E.W. Scripps Co., Cl. A†	2,665,801	3,829,150
10,000	The New York Times Co., Cl. A	89,319	177,000

		7,166,600	29,029,135

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	291,551	646,965
330	Brookfield Business Partners LP	9,254	8,927
104,000	Griffin Industrial Realty Inc.	1,510,666	3,262,480

			Market
Shares		Cost	Value

240,500	The St. Joe Co.†	$1,857,594	$4,509,375

		3,669,065	8,427,747

	Real Estate Investment Trusts — 0.4%
20,000	Forest City Realty Trust Inc., Cl. A	370,180	483,400
14,422	Host Hotels & Resorts Inc.	290,636	263,490
85,000	Ryman Hospitality Properties Inc.	3,702,677	5,440,850
112,000	Weyerhaeuser Co.	2,330,968	3,752,000

		6,694,461	9,939,740

	Retail — 2.3%
52,000	Aaron’s Inc.	133,191	2,022,800
144,000	AutoNation Inc.†	2,434,829	6,071,040
61,000	Costco Wholesale Corp.	3,097,498	9,755,730
197,000	CVS Health Corp.	6,441,073	15,850,620
40,000	HSN Inc.	1,108,605	1,276,000
270,000	J.C. Penney Co. Inc.†	3,394,830	1,255,500
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	369,337	190,587
144,000	Macy’s Inc.	1,896,047	3,346,560
50,000	Murphy USA Inc.†	2,116,202	3,705,500
15,100	Penske Automotive Group Inc.	584,946	663,041
10,000	Rush Enterprises Inc., Cl. B†	227,459	364,100
46,000	The Cheesecake Factory Inc.	1,360,812	2,313,800
29,000	The Home Depot Inc.	900,663	4,448,600
128,000	The Kroger Co.	389,119	2,984,960
30,000	Walgreens Boots Alliance Inc.	1,642,906	2,349,300
115,000	Whole Foods Market Inc.	1,634,452	4,842,650

		27,731,969	61,440,788

	Specialty Chemicals — 1.7%
20,000	Ashland Global Holdings Inc.	747,123	1,318,200
552,000	Ferro Corp.†	4,218,339	10,096,080
91,200	General Chemical Group Inc.†	249,024	1,186
138,000	H.B. Fuller Co.	3,878,767	7,053,180
103,000	International Flavors & Fragrances Inc.	4,670,413	13,905,000
379,700	OMNOVA Solutions Inc.†	1,039,658	3,702,075
9,000	Praxair Inc.	919,375	1,192,950
70,000	Sensient Technologies Corp.	1,186,001	5,637,100
45,000	SGL Carbon SE†	656,508	558,941
58,000	Valvoline Inc.	836,491	1,375,760

		18,401,699	44,840,472

	Telecommunications — 2.2%
36,000	CenturyLink Inc.	641,820	859,680
260,000	Cincinnati Bell Inc.†	4,622,030	5,083,000
170,000	Deutsche Telekom AG, ADR	2,605,814	3,062,550
30,000	Hellenic Telecommunications Organization SA	435,110	361,149

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
25,000	Hellenic Telecommunications Organization SA, ADR	$111,368	$148,200
55,000	Level 3 Communications Inc.†	1,296,769	3,261,500
71,607	Loral Space & Communications Inc.†	2,758,186	2,975,271
6,000	Orange SA, ADR	63,335	95,880
210,000	Sprint Corp.†	1,138,127	1,724,100
3,007,800	Telecom Italia SpA†	1,674,788	2,775,775
175,000	Telecom Italia SpA, ADR†	1,222,253	1,636,250
39,981	Telefonica Brasil SA, ADR	373,700	539,344
267,401	Telefonica SA, ADR	3,354,218	2,778,296
977,510	Telephone & Data Systems Inc.	19,611,787	27,125,903
230,000	Telesites SAB de CV†	154,371	169,058
138,000	VEON Ltd., ADR	574,374	539,580
107,000	Verizon Communications Inc.	3,412,462	4,778,620

		44,050,512	57,914,156

	Transportation — 0.7%
284,000	GATX Corp.	7,354,103	18,252,680
4,000	Kansas City Southern	7,317	418,600

		7,361,420	18,671,280

	Wireless Communications — 0.9%
36,000	Altice USA Inc., Cl. A†	1,080,000	1,162,800
115,000	America Movil SAB de CV, Cl. L, ADR	351,470	1,830,800
14,000	Millicom International Cellular SA	885,695	833,000
53,000	Millicom International Cellular SA, SDR	3,285,419	3,130,414
208,000	NTT DoCoMo Inc.	2,956,445	4,904,343
20,000	Tim Participacoes SA, ADR	148,920	296,000
68,000	T-Mobile US Inc.†	2,141,324	4,122,160
175,000	United States Cellular Corp.†	8,418,935	6,706,000

		19,268,208	22,985,517

	TOTAL COMMON STOCKS	973,538,216	2,601,636,120

			Market
Shares		Cost	Value

	CLOSED-END FUNDS — 0.3%
125,000	Altaba Inc.†	$1,877,620	$6,810,000
11,417	Royce Global Value Trust Inc.	99,328	109,717
79,500	Royce Value Trust Inc.	972,272	1,159,905

		2,949,220	8,079,622

	TOTAL CLOSED-END FUNDS	2,949,220	8,079,622

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	592,125

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp., expire 12/31/49†	0	200

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(a)	329,280	414,000

	TOTAL
	INVESTMENTS — 99.8%	$977,491,653	$2,610,722,067

	Other Assets and Liabilities (Net) — 0.2%		5,058,183

	NET ASSETS — 100.0%		$2,615,780,250

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of the Rule 144A security amounted to $414,000 or 0.02% of net assets.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $977,491,653)	$2,610,722,067
Foreign currency, at value (cost $52,868)	52,789
Cash	11,055
Receivable for investments sold	9,210,809
Receivable for Fund shares sold	580,449
Dividends and interest receivable	2,991,978
Prepaid expenses	63,490

Total Assets	2,623,632,637

Liabilities:
Payable for investments purchased	286,946
Payable for Fund shares redeemed	1,800,483
Payable for investment advisory fees	2,164,174
Payable for distribution fees	472,260
Payable for accounting fees	11,250
Line of credit payable	2,546,000
Other accrued expenses	571,274

Total Liabilities	7,852,387

Net Assets
(applicable to 44,955,142 shares outstanding)	$2,615,780,250

Net Assets Consist of:
Paid-in capital	$833,243,196
Accumulated net investment income	6,646,964
Accumulated net realized gain on investments and foreign currency transactions	142,655,659
Net unrealized appreciation on investments	1,633,230,414
Net unrealized appreciation on foreign currency translations	4,017

Net Assets	$2,615,780,250

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,964,582,247 ÷ 33,685,983 shares outstanding)	$58.32
Class A:
Net Asset Value and redemption price per share ($43,357,656 ÷ 750,822 shares outstanding)	$57.75
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$61.27
Class C:
Net Asset Value and offering price per share ($67,780,959 ÷ 1,251,254 shares outstanding)	$54.17	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($540,059,388 ÷ 9,267,083 shares outstanding)	$58.28

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $725,975)	$23,945,689
Interest	5,790

Total Income	23,951,479

Expenses:
Investment advisory fees	13,010,895
Distribution fees - Class AAA	2,455,573
Distribution fees - Class A	60,230
Distribution fees - Class C	352,418
Shareholder services fees	803,745
Custodian fees	140,519
Shareholder communications expenses	119,440
Trustees’ fees	93,899
Interest expense	60,131
Legal and audit fees	59,544
Registration expenses	47,176
Accounting fees	22,500
Miscellaneous expenses	77,131

Total Expenses	17,303,201

Less:
Expenses paid indirectly by broker (See Note 6)	(9,492)

Net Expenses	17,293,709

Net Investment Income	6,657,770

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	155,676,172
Net realized loss on foreign currency transactions	(21,530)

Net realized gain on investments and foreign currency transactions	155,654,642

Net change in unrealized appreciation/depreciation: on investments	72,977,614
on foreign currency translations	24,188

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	73,001,802

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	228,656,444

Net Increase in Net Assets Resulting from Operations	$235,314,214

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
Operations:
Net investment income	$ 6,657,770	$ 16,355,833
Net realized gain on investments and foreign currency transactions	155,654,642	313,443,085
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	73,001,802	(38,555,406)

Net Increase in Net Assets Resulting from Operations	235,314,214	291,243,512

Distributions to Shareholders:
Net investment income
Class AAA	—	(13,748,396)
Class A	—	(403,693)
Class I	—	(4,748,880)

	—	(18,900,969)

Net realized gain
Class AAA	—	(219,648,286)
Class A	—	(6,536,093)
Class C	—	(8,707,818)
Class I	—	(55,276,193)

	—	(290,168,390)

Total Distributions to Shareholders	—	(309,069,359)

Shares of Beneficial Interest Transactions:
Class AAA	(179,295,369)	(182,386,677)
Class A	(18,107,304)	(17,284,229)
Class C	(11,216,861)	(23,178,641)
Class I	(1,130,272)	19,015,459

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(209,749,806)	(203,834,088)

Redemption Fees	548	4,144

Net Increase/(Decrease) in Net Assets	25,564,956	(221,655,791)
Net Assets:
Beginning of year	2,590,215,294	2,811,871,085

End of period (including undistributed net investment income of $6,646,964 and $ 0, respectively)	$2,615,780,250	$2,590,215,294

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2017(c)	$53.33	$0.13	$4.86	$4.99	—	—	—	$0.00	$58.32	9.4%	$1,964,582	0.48	%(d)	1.36	%(d)(e)	1%
2016	54.10	0.33	5.96	6.29	$(0.42)	$(6.64)	$(7.06)	0.00	53.33	11.6	1,966,374	0.59		1.36	(e)	3
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31		1.35	(e)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28		1.35		5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35		1.35		7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97		1.38		4
Class A
2017(c)	$52.80	$0.12	$4.83	$4.95	—	—	—	$0.00	$57.75	9.4%	$43,358	0.44	%(d)	1.36	%(d)(e)	1%
2016	53.62	0.33	5.90	6.23	$(0.41)	$(6.64)	$(7.05)	0.00	52.80	11.6	56,913	0.59		1.36	(e)	3
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31		1.35	(e)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28		1.35		5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33		1.35		7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98		1.38		4
Class C
2017(c)	$49.72	$(0.07)	$4.52	$4.45	—	—	—	$0.00	$54.17	9.0%	$67,781	(0.27	)%(d)	2.11	%(d)(e)	1%
2016	50.87	(0.08)	5.57	5.49	—	$(6.64)	$(6.64)	0.00	49.72	10.8	72,850	(0.16)		2.11	(e)	3
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)		2.10	(e)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)		2.10		5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)		2.10		7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27		2.13		4
Class I
2017(c)	$53.22	$0.21	$4.85	$5.06	—	—	—	$0.00	$58.28	9.5%	$540,059	0.74	%(d)	1.11	%(d)(e)	1%
2016	54.01	0.47	5.95	6.42	$(0.57)	$(6.64)	$(7.21)	0.00	53.22	11.8	494,078	0.84		1.11	(e)	3
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57		1.10	(e)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52		1.10		5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60		1.10		7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30		1.13		4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 36,987,314	—	$172,566	$ 37,159,880
Airlines	—	$ 150,000	—	150,000
Business Services	84,385,220	—	0	84,385,220
Diversified Industrial	125,908,451	4,200	—	125,912,651
Energy and Utilities	85,170,435	—	0	85,170,435
Financial Services	281,337,876	43,177	—	281,381,053
Manufactured Housing and Recreational Vehicles	4,279,625	335,500	—	4,615,125
Specialty Chemicals	44,839,286	1,186	—	44,840,472
Other Industries (a)	1,938,021,284	—	—	1,938,021,284
Total Common Stocks	2,600,929,491	534,063	172,566	2,601,636,120
Closed End Funds (a)	8,079,622		—	8,079,622
Preferred Stocks (a)	—	592,125	—	592,125
Rights (a)	—	—	200	200
Warrants (a)	—	414,000	—	414,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,609,009,113	$1,540,188	$172,766	$2,610,722,067

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year December 31, 2016 was as follows:

Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$20,874,585
Net long term capital gains	305,510,473

Total distributions paid	$326,385,058

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$988,094,276	$1,647,211,651	$(24,583,860)	$1,622,627,791

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government Obligations, aggregated $21,955,568 and $270,853,164, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2017, the Fund paid $104,694 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $5,779 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $9,492.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2017, there was $2,546,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2017 was $4,917,873 with a weighted average interest rate of 2.13%. The maximum amount borrowed at any time during the six months ended June 30, 2017 was $47,641,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2017 and the year ended December 31, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	284,096	$15,870,003	727,117	$40,706,434
Shares issued upon reinvestment of distributions	—	—	4,134,942	221,094,414
Shares redeemed	(3,472,944)	(195,165,372)	(7,920,727)	(444,187,525)

Net decrease	(3,188,848)	$(179,295,369)	(3,058,668)	$(182,386,677)

Class A
Shares sold	31,713	$1,753,106	127,239	$7,060,121
Shares issued upon reinvestment of distributions	—	—	111,933	5,925,759
Shares redeemed	(358,764)	(19,860,410)	(549,681)	(30,270,109)

Net decrease	(327,051)	$(18,107,304)	(310,509)	$(17,284,229)

Class C
Shares sold	43,034	$2,232,755	110,681	$5,730,572
Shares issued upon reinvestment of distributions	—	—	143,563	7,156,612
Shares redeemed	(257,132)	(13,449,616)	(689,239)	(36,065,825)

Net decrease	(214,098)	$(11,216,861)	(434,995)	$(23,178,641)

Class I
Shares sold	961,924	$53,779,003	1,715,387	$97,316,436
Shares issued upon reinvestment of distributions	—	—	1,031,108	55,017,188
Shares redeemed	(978,551)	(54,909,275)	(2,359,482)	(133,318,165)

Net increase/(decrease)	(16,627)	$(1,130,272)	387,013	$19,015,459

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. On July 5, 2017, the Fund began to offer for sale Class T Shares.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 23, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of multi-cap core funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one year period and in the fourth quartile for the three year and five year periods.

Profitability.  The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group, Inc.	Anthonie C. van Ekris Chairman, BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp.
Anthony J. Colavita President, Anthony J. Colavita, P.C.	OFFICERS Bruce N. Alpert President

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Agnes Mullady Vice President Andrea R. Mango Secretary John C. Ball Treasurer
Richard J. Walz Chief Compliance Officer DISTRIBUTOR G.distributors, LLC
CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT State Street Bank and Trust Company
LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q217SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.